ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR

NOTE 24 – ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR

During 2021, TORM sold two vessels. One vessel was delivered to the new owners in May 2021, and one was held for sale as of 31 December 2021, and expected delivery is during the first half of 2022. The sales resulted in an impairment loss on tangible assets of USD 4.6m. The fair value of the asset held for sale of USD 13.2m is comprised of sales price less expected transaction costs (fair value hierarchy level 2).

During 2020, TORM sold eight vessels all of which were delivered to the new owners during 2020. The sales resulted in a profit from sale of vessels of USD 1.1m and impairment losses on tangible assets of USD 5.5m. No assets were held for sale as of 31 December 2020.

During 2019, TORM sold eight vessels, of which seven were delivered to the new owners during 2019, and one vessel was delivered in Q1 2020 (presented as “assets held for sale” as of 31 December 2019). The sales resulted in a profit from sale of vessels of USD 1.2m and impairment losses on tangible assets of USD 6.0m.